Vista Outdoor Inc. - 10-K Derivative Instruments and Hedging Activities (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Derivative [Line Items]
Schedule of Interest Rate Derivatives	As of June 30, 2024, we had the following interest rate swaps outstanding:

	Notional	Fair value	Pay fixed	Receive floating	Maturity date
Non-amortizing swap	$50,000	$177	4.491%	5.331%	Feb 2026
Non-amortizing swap	25,000	1	4.650%	5.328%	Mar 2026
As of March 31, 2024, we had the following interest rate swaps outstanding:

	Notional	Fair value	Pay fixed	Receive floating	Maturity date
Non-amortizing swap	$50,000	$73	4.491%	5.324%	Feb 2026
Non-amortizing swap	25,000	(60)	4.650%	5.321%	Mar 2026

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the condensed consolidated balance sheets:

		Asset (Liability) derivatives fair value as of
Derivatives designated as cash flow hedging instruments	Balance sheet location	June 30, 2024	March 31, 2024
Interest rate swap contract	Deferred charges and other non-current assets, net	$178	$13
Foreign currency forward contracts	Other current assets	312	—
Foreign currency forward contracts	Other current liabilities	—	(4)
Total		$490	$9

The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the consolidated balance sheets:

		Asset derivatives fair value as of
		March 31,
Derivatives not designated as hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current assets	$—	$91
Total		$—	$91

		Asset (Liability) derivatives fair value as of
		March 31,
Derivatives designated as cash flow hedging instruments	Balance sheet location	2024	2023
Interest rate swap contract	Deferred charges and other non-current assets, net	$13	$—
Foreign currency forward contracts	Other current liabilities	(4)	(3,252)
Interest rate swap contract	Other long-term liabilities	—	(1,760)
Total		$9	$(5,012)

Derivative Instruments, Gain (Loss)
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the condensed consolidated financial statements:

	Gain (loss) recognized in other comprehensive income
	Three months ended
Derivatives designated as cash flow hedging instruments:	June 30, 2024	June 25, 2023
Foreign currency forward contracts	$330	$(161)
Lead forward contracts	379	146
Interest rate swap contracts	325	1,271
Total gain (loss)	$1,034	$1,256

		Gain (loss) reclassified from other comprehensive income into earnings
		Three months ended
Derivatives designated as cash flow hedging instruments:	Location	June 30, 2024	June 25, 2023
Foreign currency forward contracts	Cost of sales	$—	$(400)
Foreign currency forward contracts	Other income (expense), net	13	(679)
Lead forward contracts	Cost of sales	35	194
Interest rate swap contracts	Interest expense, net	160	74
Total gain (loss)		$208	$(811)

The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the consolidated financial statements:

	Gain (loss) recognized in other comprehensive income
	Years ended March 31,
Derivatives designated as cash flow hedging instruments:	2024	2023	2022
Foreign currency forward contracts	$199	$(3,782)	$—
Lead forward contracts	115	713	—
Interest rate swap contracts	2,293	(1,760)	—
Total gain (loss)	$2,607	$(4,829)	$—

		Gain (loss) reclassified from other comprehensive income into earnings
		Years ended March 31,
Derivatives designated as cash flow hedging instruments:	Location	2024	2023	2022
Foreign currency forward contracts	Cost of sales	$(1,349)	$(588)	$—
Foreign currency forward contracts	Other income (expense), net	(1,642)	—	—
Lead forward contracts	Cost of sales	446	653	—
Interest rate swap contracts	Interest expense, net	520	—	—
Total gain (loss)		$(2,025)	$65	$—